Risk Information - Liquidity investments - By region (Details) - Liquidity risk	Dec. 31, 2019	Dec. 31, 2018
Sweden
Risk information
Percentage of liquidity investments	39.00%	36.00%
North America
Risk information
Percentage of liquidity investments	10.00%	11.00%
West European countries excl. Sweden
Risk information
Percentage of liquidity investments	34.00%	30.00%
Asia excl. Japan
Risk information
Percentage of liquidity investments	6.00%	8.00%
Japan
Risk information
Percentage of liquidity investments	5.00%	8.00%
Middle East/ Africa/Turkey
Risk information
Percentage of liquidity investments	4.00%	5.00%
Australia
Risk information
Percentage of liquidity investments	1.00%	2.00%